Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 8,521,379	₩ 8,427,457
Borrowings	6,648,293	6,683,662
Other financial liabilities	164,396	186,491
Cash and cash equivalents	2,703,422	1,928,182	₩ 2,900,311	₩ 2,900,311	₩ 2,559,464
Trade and other receivables	6,523,344	6,793,397
Other financial assets	1,617,956	1,727,623
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,703,422	1,928,182
Trade and other receivables	5,425,996	6,793,397
Other financial assets	484,271	1,333,317
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	777,685	5,813
Derivative used for hedge [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	57,308	93,770
Other financial assets	29,843	7,389
Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		380,953
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		151
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	7,758	5,051
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	8,521,379	8,427,457
Borrowings	6,648,293	6,683,662
Other financial liabilities	99,330	₩ 87,670
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,097,348
Other financial assets	₩ 326,157